Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares	Feb. 19, 2020 $ / shares shares	Dec. 20, 2018 USD ($) $ / shares shares	Dec. 20, 2018 CAD ($) shares	Apr. 24, 2018 USD ($) $ / shares shares	Apr. 24, 2018 CAD ($) shares	Oct. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Right vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Feb. 28, 2019 USD ($)	Dec. 31, 2018 $ / shares	Dec. 20, 2018 $ / shares	Apr. 24, 2018 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote								1
Number of voting rights per share | Right								1
Discount rate on share purchases								50.00%
Discount rate on share purchases under dividend reinvestment plan								5.00%
Dividend reinvestment plan shares issued (in shares)								1,244,696
Carrying amount C$								$ 184,299,000	$ 184,299,000	$ 184,299,000	$ 184,299,000
Preferred stock redemption price per share (in CAD per share) | $ / shares												$ 25
Total share-based compensation expense | $								$ 10,553,000		$ 9,458,000
Options exercised (in shares)								3,882,505		1,589,211
Options exercised (CAD per share) | $ / shares									$ 11.23		$ 10.66
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)								20.00%
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $								$ 1,288,000		$ 2,054,000
Unrecognized compensation costs, non-vested options | $								$ 1,252,000	$ 1,252,000
Unrecognized compensation costs, non-vested options, period of recognition								1 year 8 months 4 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan (must not exceed)								8.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)								7,000,000	7,000,000			7,000,000
Performance share units granting period								3 years
Percentage of shares issued on number of PSU grants, minimum								2.00%
Percentage of shares issued on number of PSU grants, maximum								237.00%
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $								$ 322,000		$ 312,000
Vesting period of matching contribution shares								1 year
Maximum aggregate number of shares reserved for future issuance (in shares)								2,000,000	2,000,000			2,000,000
Common stock, shares issued (in shares)								253,538	253,538	252,698	252,698	253,538
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)								1,000,000	1,000,000			1,000,000
Shares issued during period (in shares)								460,418		380,656
Performance and restricted share units
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $								$ 8,145,000		$ 6,378,000
Unrecognized compensation costs, non-vested awards | $								$ 12,750,000	$ 12,750,000
Unrecognized compensation costs, non-vested options, period of recognition								1 year 10 months 9 days
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)								4,800,000	4,800,000	4,800,000	4,800,000	4,800,000
Shares issued, price per share (CAD per share) | (per share)										$ 25	$ 25	$ 25
Carrying amount C$								$ 100,463,000	$ 100,463,000	$ 100,463,000	$ 100,463,000	$ 116,546
Fixed cumulative annual dividend per share (CAD per share) | (per share)								$ 1.2905	$ 1.2905					$ 1.125
Subsequent yield period								5 years
Preferred stock, Subsequent redemption period								5 years
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in CAD per share) | $ / shares												$ 53,400
Redeemable preferred stock issued (in shares)								100	100			100
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)								4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Shares issued, price per share (CAD per share) | (per share)										$ 25	$ 25	$ 25
Carrying amount C$								$ 83,836,000	$ 83,836,000	$ 83,836,000	$ 83,836,000	$ 97,259
Fixed cumulative annual dividend per share (CAD per share) | $ / shares												$ 1.25
Preferred stock, Subsequent redemption period								5 years
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate								2.94%
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent								20.00%
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent								10.00%
Public Stock Offering
Stockholders Equity Note [Line Items]
Sale of stock, price per share | (per share)			$ 10.09		$ 9.23		$ 13.50								$ 13.76	$ 11.85
Issuance cost			$ 366,000	$ 492	$ 590,000	$ 765	$ 14,418,000
Public Stock Offering | Common shares
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering			12,536,350	12,536,350	37,505,274	37,505,274	26,252,542
Cash proceeds from issuance of shares			$ 126,485,000	$ 172,500	$ 346,458,000	$ 444,437	$ 354,409,000
ATM Equity Program
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering								1,756,799
Cash proceeds from issuance of shares | $								$ 21,704,000
Sale of stock, program costs | $								2,122,000
Sale Of Stock, Consideration Received On Transaction, Gross | $								$ 22,034,000
Sale of Stock, Value of Shares Issued in Transaction | $													$ 250,000
Shares issued, price per share (CAD per share) | $ / shares								$ 12.54	$ 12.54
Forecast | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Fixed cumulative annual dividend per share (CAD per share) | $ / shares	$ 1.2728
Preferred stock redemption price per share (in CAD per share) | $ / shares	$ 25
Forecast | Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Basis spread on variable rate	3.28%
Subsequent Event
Stockholders Equity Note [Line Items]
Options exercised (in shares)		394,939
Options exercised (CAD per share) | $ / shares		$ 12.77
Subsequent Event | Common shares
Stockholders Equity Note [Line Items]
Options settled at cash value for payment of the exercise price and for tax withholdings (in shares)		279,422
Subsequent Event | Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury for option exercise (in shares)		115,517